TAXES ON INCOME (Reconciliation of Theoretical Tax Expense to Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before taxes as reported	$ 3,920	$ 3,525	$ 4,451
Statutory tax rate	23.00%	23.00%	24.00%	25.00%
Increase (reduction) in income taxes resulting from
Theoretical tax benefit computed at the statutory rate 23% for the years 2019 and 2018 and 24% for 2017	$ 902	$ 811	$ 1,068
Income tax at rate other than the Ltd. statutory tax rate	101	52	(226)
Tax adjustments in respect of currency translation	7	2	33
Adjustment of deferred tax balances following a decrease in statuary tax rates			4,225
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	465	446	(3,600)
Taxes for previous years	(40)	47	(80)
Other non-deductible expenses	37	106	182
Income tax expense	$ 1,472	$ 1,464	$ 1,602